Tax Matters - Current Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current tax assets
Income tax receivable	$ 27,404	$ 17,158
Current tax liabilities
Income tax payable	2,335	7,419
Net tax assets	$ 25,069	$ 9,739